Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2020, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Processing agreements	$6,361	836	1,320	474	3,731
Transportation agreements	98,406	16,698	40,351	24,903	16,454
Total	$104,767	$17,534	$41,671	$25,377	$20,185